Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Building	14,604	3,240
Office equipment, furniture and fixtures	118,145	109,767
Motor vehicles	5,275	4,163
Leasehold improvements	17,713	11,783
Total	155,737	128,953
Less: Accumulated depreciation	(138,366)	(119,717)
Construction in progress	53,640	53,640
	71,011	62,876